UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-07

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         11-13-07
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:  $   135,673
                                         -----------
                                         (thousands)

                                                      SCHALLER INVESTMENT GROUP
                                                              FORM 13F
                                                            June 30, 2007

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autoliv                        COM              052800109     3298    55200 SH       Sole                    55200
Autozone                       COM              053332102     5213    44885 SH       Sole                    44885
Berkshire Hathaway B           COM              084670207    25324     6408 SH       Sole                     6408
CBS Corp                       COM              124857202    15317   486250 SH       Sole                   486250
Carmax                         COM              143130102     7074   347980 SH       Sole                   347980
Echostar                       COM              278762109    24689   527432 SH       Sole                   527432
Fastenal                       COM              311900104     3179    70000 SH       Sole                    70000
Homefed Corp                   COM              43739D307     3797    60027 SH       Sole                    60027
Idexx Laboratories             COM              45168D104    10614    96855 SH       Sole                    96855
International Speedway         COM              460335201     1723    37570 SH       Sole                    37570
Mohawk Industries              COM              608190104     8341   102590 SH       Sole                   102590
O Reilly Automotive            COM              686091109     5513   165000 SH       Sole                   165000
Strayer Education Inc          COM              863236105     3373    20000 SH       Sole                    20000
Ultrashort QQQ Proshares       COM              74347R875     7750   200000 SH       Sole                   200000
Walgreen                       COM              931422109     3872    81965 SH       Sole                    81965
Washington Post                COM              939640108     6597     8217 SH       Sole                     8217